Janus Henderson Global Technology and Innovation Portfolio Average Annual Total Returns - Institutional Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI All Country World Information Technology Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.37%	17.13%	21.59%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.15%	13.71%	21.48%